31-May-2013
Principal
Payment
0.00
56,143,576.43
0.00
0.00
56,143,576.43
Interest per
0.00
0.00
523,773.76
0.00
0.00
Nonrecoverable Advances to the Servicer
1.000000
1.000000
Interest & Principal
Interest & Principal
per $1000 Face Amount
Payment
Amounts in USD
Dates
Summary
Note
Factor
31-May-2013
Determination Date
13-Jun-2013
Record Date
0.000000
0.161620
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended
Collection Period No.
15
Collection Period (from... to)
1-May-2013
14-Jun-2013
Payment Date
17-Jun-2013
Interest Period of the Class A-1 Notes (from... to)
15-May-2013
17-Jun-2013         Actual/360 Days
33
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-May-2013
15-Jun-2013
30/360 Days
30
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
345,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
495,000,000.00
136,145,506.35
80,001,929.92
113.421367
Class A-3 Notes
489,000,000.00
489,000,000.00
489,000,000.00
0.000000
Class A-4 Notes
101,264,000.00
101,264,000.00
101,264,000.00
0.000000
Total Note Balance
1,430,264,000.00
726,409,506.35
670,265,929.92
Overcollateralization
267,379,474.41
305,575,825.39
305,575,825.39
Total Securitization Value
1,697,643,474.41
1,031,985,331.74
975,841,755.31
present value of lease payments
697,529,576.24
246,613,422.99
221,890,429.25
present value of Base Residual Value
1,000,113,898.17
785,371,908.75
753,951,326.06
Amount
Percentage
Initial Overcollateralization Amount
267,379,474.41
15.75%
Target Overcollateralization Amount
305,575,825.39
18.00%
Current Overcollateralization Amount
305,575,825.39
18.00%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-1 Notes
0.343780%
0.00
0.000000
0.00
0.000000
Class A-2 Notes
0.660000%
74,880.03
0.151273
56,218,456.46
113.572639
Class A-3 Notes
0.880000%
358,600.00
0.733333
358,600.00
0.733333
Class A-4 Notes
1.070000%
90,293.73
0.891667
90,293.73
0.891667
Total
523,773.76
$56,667,350.19
Available Funds
Lease Payments Received
24,786,820.71
(1) Total Servicing Fee
Distributions
859,987.78
Net Sales Proceeds-scheduled terminations
16,740,381.03
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
28,333,272.20
Excess wear and tear included in Net Sales Proceeds
26,978.96
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
262,858.78
(4) Priority Principal Distribution Amount
Subtotal
69,860,473.94
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Distribution Detail
Shortfall
Notice to Investors
56,143,576.43
0.00
0.00
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
617.07
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Collections
69,861,091.01
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
12,333,753.04
69,861,091.01
Total Available Funds
69,861,091.01
Amount Due
Total Servicing Fee
859,987.78
859,987.78
0.00
Total Trustee Fee
0.00
Monthly Interest Distributable Amount
523,773.76
523,773.76
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
74,880.03
74,880.03
0.00
thereof on Class A-3 Notes
358,600.00
358,600.00
0.00
thereof on Class A-4 Notes
90,293.73
90,293.73
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
523,773.76
523,773.76
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
56,143,576.43
56,143,576.43
0.00
Principal Distribution Amount
56,143,576.43
56,143,576.43
0.00
Reserve Fund
Reserve Fund Required Amount
8,488,217.37
Reserve Fund Amount - Beginning Balance
8,488,217.37
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
64.97
minus Net Investment Earnings
64.97
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
8,488,217.37
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
64.97
Net Investment Earnings on the Exchange Note
Collection Account
552.10
Investment Earnings for the Collection Period
617.07
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,697,643,474.41
45,053
Pool Statistics
Securitization Value beginning of Collection Period
1,031,985,331.74
32,798
Principal portion of lease payments
18,216,550.35
Terminations- Early
22,777,305.44
Terminations- Scheduled
13,964,488.68
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,185,231.96
Securitization Value end of Collection Period
975,841,755.31
31,345
Pool Factor
57.48%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.66%
6.62%
Weighted Average Remaining Term (months)
25.04
12.18
Weighted Average Seasoning (months)
12.37
25.20
Aggregate Base Residual Value
1,139,551,610.25
801,251,462.84
Cumulative Turn-in Ratio
76.93%
Proportion of base prepayment assumption realized life to date
78.24%
Actual lifetime prepayment speed
0.69%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
972,712,389.97
31,252
99.68%
31-60 Days Delinquent
2,014,676.27
63
0.21%
61-90 Days Delinquent
830,326.81
22
0.09%
91-120 Days Delinquent
284,362.26
8
0.03%
Total
975,841,755.31
31,345
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
809,815.08
Less Liquidation Proceeds
434,263.51
Less Recoveries
373,849.74
Current Net Credit Loss / (Gain)
1,701.83
Cumulative Net Credit Loss / (Gain)
(1,907,288.92)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.112%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
37,117,211.00
Less sales proceeds and other payments received during
Collection Period
45,163,918.33
Current Residual Loss / (Gain)
(8,046,707.33)
Cumulative Residual Loss / (Gain)
(64,973,309.28)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(3.827%)